[LOGO]  INVESTING
        FOR THE
        21ST
        CENTURY


                                   [GRAPHIC]                 [GRAPHIC]

                        SEMIANNUAL REPORT JUNE 30, 2000

                                  EATON VANCE
                                    GROWTH &
                                     INCOME
                                      FUND


                                   [GRAPHIC]


                                                       75 YEARS OF EXCELLENCE
                                                          EATON 75TH VANCE
                                                            ANNIVERSARY

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]
Michael R. Mach, CFA
Portfolio Manger

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- The U.S. expansion continued in the first half of 2000, although amid signs of moderation, as leading economic indicators signalled slower demand. Gross domestic product rose 5.4% in the first quarter of 2000, a solid performance but well below the pace set in the fourth quarter of 1999.

- In an attempt to engineer a "soft landing" for the economy, the Fed has raised its benchmark Federal Funds rate - a key short-term interest rate barometer - on six occasions in the past year alone for a total of 175 basis points (1.75%).

- There is evidence that the Fed's series of rate hikes is starting to have the desired effect. Interest-rate-sensitive sectors of the economy - especially housing and construction - have slowed significantly. Although still healthy, consumer spending has cooled off.

     MANAGEMENT DISCUSSION
- The Fund's investment philosophy is to invest in stocks of companies with above-average earnings growth potential. In the past six months, the Fund sought to invest in a diversified portfolio of attractively valued stocks - stocks that are inexpensive relative to their fundamental value as well as to the overall stock market - that met the above investment criteria.

- We favored companies that have strong business franchises and that are among the leaders in their respective markets. Market-leading companies have generally commanded more favorable economies of scale, distribution channel strength, and pricing power. In addition to providing a powerful platform for continued growth, these fundamental business characteristics also have tended to provide superior competitive stability versus mid-tier companies or new market entrants.

- One area of emphasis within the fund was the financial sector. As the Federal Reserve Board has moved to fend off early signs of inflation with a series of interest rate hikes, valuations of leading companies in this sector have become increasingly compelling.

- The Fund was also well represented in the energy sector, where we believe pricing for natural gas and oil, and the possibility of shortages in the availability of electrical power, should accrue to the benefit of leading companies participating in this broad segment of the global economy.

THE FUND
-------------------------------------------------------------------------------

     THE PAST SIX MONTHS

- During the six months ended June 30, 2000, the Fund's Class A shares had a total return of -2.01%.(1) This return was the result of a decrease in net asset value (NAV)to $13.20 on June 30, 2000, from $14.39 on December 31, 1999, and the reinvestment of $0.030 per share in dividends and $0.879 per share in capital gains.

- The Fund's Class B shares had a total return of -2.39%(1) during the period, the result of a decrease in NAV to $15.08 from $16.34, and the reinvestment of $0.879 per share in capital gains.

- The Fund's Class C shares had a total return of -2.40%(1) during the period, the result of a decrease in NAV to $12.18 from $13.37, and the reinvestment of $0.879 per share in capital gains.

- For comparison, during the six months ended June 30, 2000, the average return of the funds in the Lipper Multi-Cap Value Classification was -0.49%.(2)

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JUNE 30, 2000


PERFORMANCE(3)                                         CLASS A           CLASS B         CLASS C
-------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------------------------
One Year                                               -6.36%            -7.13%          -7.15%
Five Years                                             17.07             15.88           15.31
Ten Years                                              12.52              N.A.            N.A.
Life of Fund+                                           9.73             15.44           16.01

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------------------------
One Year                                               -11.77%          -11.06%          -7.90%
Five Years                                              15.70            15.65           15.31
Ten Years                                               11.85             N.A.            N.A.
Life of Fund+                                            9.63            15.36           16.01

+ Inception Dates - Class A: 9/23/31; Class B: 8/17/94; Class C: 11/4/94

TEN LARGEST HOLDINGS(4) By total net assets
-------------------------------------------------------------------
Johnson & Johnson Co.                                 3.0%
Abbott Laboratories                                   2.8
Kimberly-Clark Corp.                                  2.7
BP Amoco PLC, ADR                                     2.7
Apache Corp.                                          2.6
McGraw-Hill Cos., Inc. (The)                          2.5
ALLTEL Corp.                                          2.5
Merrill Lynch & Co., Inc.                             2.5
New York Times Co., Class A (The)                     2.5
Nabisco Holdings Corp., Class A                       2.5

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in a Lipper Classification. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year;
     3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 26.3% of the Fund's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investment in Growth & Income Portfolio,
   at value
   (identified cost, $144,933,535)        $158,846,723
Receivable for Fund shares sold                 76,524
------------------------------------------------------
TOTAL ASSETS                              $158,923,247
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    354,757
Payable to affiliate for service fees           14,341
Dividends payable                                4,199
Payable to affiliate for Trustees' fees          1,304
Accrued expenses                               100,940
------------------------------------------------------
TOTAL LIABILITIES                         $    475,541
------------------------------------------------------
NET ASSETS                                $158,447,706
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $133,784,113
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                10,334,422
Accumulated undistributed net
   investment income                           415,983
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         13,913,188
------------------------------------------------------
TOTAL                                     $158,447,706
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $129,132,027
SHARES OUTSTANDING                           9,786,338
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.20
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $13.20)      $      14.01
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 25,276,923
SHARES OUTSTANDING                           1,676,647
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      15.08
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  4,038,756
SHARES OUTSTANDING                             331,632
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.18
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $1,800)              $  1,553,971
Interest allocated from Portfolio              118,643
Expenses allocated from Portfolio             (594,356)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  1,078,258
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $      2,418
Distribution and service fees
   Class A                                     110,022
   Class B                                     128,694
   Class C                                      22,565
Transfer and dividend disbursing
   agent fees                                  124,424
Registration fees                               22,041
Custodian fee                                   13,474
Legal and accounting services                    8,098
Printing and postage                             7,181
Miscellaneous                                   16,270
------------------------------------------------------
TOTAL EXPENSES                            $    455,187
------------------------------------------------------

NET INVESTMENT INCOME                     $    623,071
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 10,399,150
------------------------------------------------------
NET REALIZED GAIN                         $ 10,399,150
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,406,392)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(15,406,392)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (5,007,242)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (4,384,171)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        623,071  $         840,720
   Net realized gain                            10,399,150         30,011,808
   Net change in unrealized
      appreciation (depreciation)              (15,406,392)       (25,613,189)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (4,384,171) $       5,239,339
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (284,889) $        (750,165)
   From net realized gain
      Class A                                   (8,305,615)       (17,912,326)
      Class B                                   (1,411,070)        (3,704,579)
      Class C                                     (291,680)          (664,258)
   In excess of net realized gain
      Class C                                           --            (17,078)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (10,293,254) $     (23,048,406)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      5,667,879  $       8,741,677
      Class B                                    2,895,876         14,439,241
      Class C                                    1,868,335          4,574,989
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    6,997,773         14,787,026
      Class B                                    1,248,441          3,176,165
      Class C                                      283,700            643,064
   Cost of shares redeemed
      Class A                                  (11,202,515)       (12,175,639)
      Class B                                   (8,771,634)        (8,774,215)
      Class C                                   (2,778,996)        (1,724,363)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (3,791,141) $      23,687,945
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (18,468,566) $       5,878,878
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    176,916,272  $     171,037,394
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    158,447,706  $     176,916,272
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        415,983  $          77,801
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)         1999(1)       1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 14.390        $16.050     $13.760     $13.560     $12.760     $10.900
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.062        $0.101      $0.088      $0.163      $0.228      $ 0.250
Net realized and unrealized
   gain (loss)                          (0.343)       0.363       2.879       3.827       2.272         3.255
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.281)       $0.464      $2.967      $3.990      $2.500      $ 3.505
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.030)       $(0.085 )   $(0.090 )   $(0.170 )   $(0.220 )   $(0.251)
In excess of net investment
   income                                   --           --       0.000(2)       --          --            --
From net realized gain                  (0.879)       (2.039)     (0.587)     (3.602)     (1.480)      (1.394)
In excess of net realized gain              --           --          --       (0.018)        --            --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.909)       $(2.124 )   $(0.677 )   $(3.790 )   $(1.700 )   $(1.645)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 13.200        $14.390     $16.050     $13.760     $13.560     $12.760
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (2.01)%       3.40%      21.81%      30.93%      20.20%        32.77%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $129,132        $139,219    $141,985    $124,569    $106,775    $99,375
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.15%(5)     1.08%       1.07%       1.04%       1.00%         1.04%
   Net investment income                  0.93%(5)     0.62%       0.60%       1.07%       1.70%         2.02%
Portfolio Turnover of the
   Portfolio                                91%         126%         95%         93%        114%          108%
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME PER
   SHARE                              $  0.072        $  --       $  --       $  --       $  --       $    --
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Distributions in excess of net investment income are less than $0.001 per share.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       ------------------------
                                  (UNAUDITED)          1999(1)         1998
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $16.340          $17.990       $15.400
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                    $    --          $(0.027)      $(0.031)
Net realized and unrealized
   gain (loss)                          (0.381)           0.416         3.218
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.381)         $ 0.389       $ 3.187
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income             $    --          $    --       $(0.001)
In excess of net investment
   income                                   --               --        (0.009)
From net realized gain                  (0.879)          (2.039)       (0.587)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.879)         $(2.039)      $(0.597)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $15.080          $16.340       $17.990
------------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.39)%           2.58%        20.85%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $25,277          $32,489       $26,708
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.95%(4)         1.85%         1.90%
   Net investment income
      (loss)                              0.12%(4)        (0.15)%       (0.22)%
Portfolio Turnover of the
   Portfolio                                91%             126%           95%
------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       ------------------------
                                  (UNAUDITED)          1999(1)         1998
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $13.370          $15.110       $13.020
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income (loss)           $ 0.001          $(0.029)      $(0.033)
Net realized and unrealized
   gain (loss)                          (0.312)           0.328         2.715
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.311)         $ 0.299       $ 2.682
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income             $    --          $    --       $(0.005)
From net realized gain                  (0.879)          (1.988)       (0.582)
In excess of net realized gain              --           (0.051)       (0.005)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.879)         $(2.039)      $(0.592)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $12.180          $13.370       $15.110
------------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.40)%           2.47%        20.77%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,039          $ 5,208       $ 2,344
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.99%(4)         1.90%         1.94%
   Net investment income
      (loss)                              0.09%(4)        (0.19)%       (0.24)%
Portfolio Turnover of the
   Portfolio                                91%             126%           95%
------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth & Income Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth & Income Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, option and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions only for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                                  JUNE 30, 2000            YEAR ENDED
    CLASS A                                        (UNAUDITED)         DECEMBER 31, 1999
    ---------------------------------------------------------------------------------------
    Sales                                                414,760                 538,296
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         525,113               1,050,439
    Redemptions                                         (829,475)               (757,608)
    ---------------------------------------------------------------------------------------
    NET INCREASE                                         110,398                 831,127
    ---------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                  JUNE 30, 2000            YEAR ENDED
    CLASS B                                        (UNAUDITED)         DECEMBER 31, 1999
    ---------------------------------------------------------------------------------------
    Sales                                                187,346                 794,543
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          81,889                 199,803
    Redemptions                                         (580,565)               (490,746)
    ---------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (311,330)                503,600
    ---------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                  JUNE 30, 2000            YEAR ENDED
    CLASS C                                        (UNAUDITED)         DECEMBER 31, 1999
    ---------------------------------------------------------------------------------------
    Sales                                                147,157                 300,991
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          23,018                  49,402
    Redemptions                                         (228,052)               (116,056)
    ---------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (57,877)                234,337
    ---------------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,545 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/366 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $99,995 and $16,987 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2000, representing 0.75% (annualized) and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $669,000 and $693,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2000 amounted to $110,022, $28,699, and $5,578 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $56,000 and $5,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $10,399,385 and $24,671,099, respectively, for the six months ended June 30, 2000.

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Auto Parts and Equipment -- 2.5%
-----------------------------------------------------------------------
Delphi Automotive Systems Corp.               155,000      $  2,257,187
Tower Automotive, Inc.(1)                     130,000         1,625,000
-----------------------------------------------------------------------
                                                           $  3,882,187
-----------------------------------------------------------------------
Banks -- 8.7%
-----------------------------------------------------------------------
Bank of America Corp.                          36,000      $  1,548,000
Chase Manhattan Corp. (The)                    75,000         3,454,687
Firstar Corp.                                 110,000         2,316,875
FleetBoston Financial Corp.                    45,000         1,530,000
Mellon Financial Corp.                         85,000         3,097,187
Wells Fargo & Co.                              50,000         1,937,500
-----------------------------------------------------------------------
                                                           $ 13,884,249
-----------------------------------------------------------------------
Beverages -- 1.2%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      25,000      $  1,867,187
-----------------------------------------------------------------------
                                                           $  1,867,187
-----------------------------------------------------------------------
Chemicals -- 3.2%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.               24,000      $    739,500
Dow Chemical Co. (The)                         60,000         1,811,250
Rohm and Haas Co.                              75,000         2,587,500
-----------------------------------------------------------------------
                                                           $  5,138,250
-----------------------------------------------------------------------
Communications Equipment -- 2.5%
-----------------------------------------------------------------------
ALLTEL Corp.                                   65,000      $  4,025,937
-----------------------------------------------------------------------
                                                           $  4,025,937
-----------------------------------------------------------------------
Communications Services -- 2.0%
-----------------------------------------------------------------------
GTE Corp.                                      50,000      $  3,112,500
-----------------------------------------------------------------------
                                                           $  3,112,500
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.4%
-----------------------------------------------------------------------
International Business Machines Corp.          35,000      $  3,834,687
-----------------------------------------------------------------------
                                                           $  3,834,687
-----------------------------------------------------------------------
Consumer Non-Durables -- 2.7%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                           75,000      $  4,303,125
-----------------------------------------------------------------------
                                                           $  4,303,125
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 3.1%
-----------------------------------------------------------------------
Applied Power, Inc., Class A                   35,000      $  1,172,500
Honeywell International, Inc.                  85,000         2,863,437
Pentair, Inc.                                  23,000           816,500
-----------------------------------------------------------------------
                                                           $  4,852,437
-----------------------------------------------------------------------
Drugs -- 0.7%
-----------------------------------------------------------------------
American Home Products Corp.                   19,000      $  1,116,250
-----------------------------------------------------------------------
                                                           $  1,116,250
-----------------------------------------------------------------------
Electric Utilities -- 3.0%
-----------------------------------------------------------------------
Duke Energy Corp.                              30,000      $  1,691,250
PECO Energy Co.                                75,000         3,023,437
-----------------------------------------------------------------------
                                                           $  4,714,687
-----------------------------------------------------------------------
Electronics - Semiconductors and Related -- 1.3%
-----------------------------------------------------------------------
Dallas Semiconductor Corp.                     50,000      $  2,037,500
-----------------------------------------------------------------------
                                                           $  2,037,500
-----------------------------------------------------------------------
Entertainment and Leisure -- 0.8%
-----------------------------------------------------------------------
Carnival Corp.                                 67,000      $  1,306,500
-----------------------------------------------------------------------
                                                           $  1,306,500
-----------------------------------------------------------------------
Financial - Miscellaneous -- 4.6%
-----------------------------------------------------------------------
Associates First Capital Corp.                 75,000      $  1,673,438
Concord EFS, Inc.(1)                           85,000         2,210,000
Federal National Mortgage Association          65,000         3,392,188
-----------------------------------------------------------------------
                                                           $  7,275,626
-----------------------------------------------------------------------
Foods -- 4.5%
-----------------------------------------------------------------------
Dean Foods Co.                                 50,000      $  1,584,375
Nabisco Holdings Corp., Class A                75,000         3,937,500
Sara Lee Corp.                                 85,000         1,641,563
-----------------------------------------------------------------------
                                                           $  7,163,438
-----------------------------------------------------------------------
Industrial Equipment -- 0.6%
-----------------------------------------------------------------------
Regal-Beloit Corp.                             60,000      $    963,750
-----------------------------------------------------------------------
                                                           $    963,750
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Information Services -- 1.5%
-----------------------------------------------------------------------
Automatic Data Processing, Inc.                45,000      $  2,410,313
-----------------------------------------------------------------------
                                                           $  2,410,313
-----------------------------------------------------------------------
Insurance -- 4.5%
-----------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                     8,000      $    835,500
MetLife, Inc.(1)                              175,000         3,685,938
XL Capital Ltd.                                47,000         2,543,875
-----------------------------------------------------------------------
                                                           $  7,065,313
-----------------------------------------------------------------------
Investment Services -- 2.5%
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                      35,000      $  4,025,000
-----------------------------------------------------------------------
                                                           $  4,025,000
-----------------------------------------------------------------------
Medical Products -- 8.2%
-----------------------------------------------------------------------
Abbott Laboratories                           100,000      $  4,456,250
Bard (C.R.), Inc.                              80,000         3,850,000
Johnson & Johnson Co.                          47,000         4,788,125
-----------------------------------------------------------------------
                                                           $ 13,094,375
-----------------------------------------------------------------------
Metals - Industrial -- 1.6%
-----------------------------------------------------------------------
Alcan Aluminum Ltd.                            80,000      $  2,480,000
-----------------------------------------------------------------------
                                                           $  2,480,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.6%
-----------------------------------------------------------------------
Halliburton Co.                                55,000      $  2,595,313
-----------------------------------------------------------------------
                                                           $  2,595,313
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.8%
-----------------------------------------------------------------------
Apache Corp.                                   70,000      $  4,116,875
Devon Energy Corp.                             60,000         3,371,250
El Paso Energy Corp.                           35,000         1,782,813
-----------------------------------------------------------------------
                                                           $  9,270,938
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 5.1%
-----------------------------------------------------------------------
BP Amoco PLC, ADR                              75,000      $  4,242,188
Conoco, Inc., Class A                         175,000         3,850,000
-----------------------------------------------------------------------
                                                           $  8,092,188
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Paper and Forest Products -- 2.2%
-----------------------------------------------------------------------
Mead Corp. (The)                               70,000      $  1,767,500
Willamette Industries, Inc.                    65,000         1,771,250
-----------------------------------------------------------------------
                                                           $  3,538,750
-----------------------------------------------------------------------
Printing and Business Products -- 1.2%
-----------------------------------------------------------------------
Valassis Communications, Inc.(1)               50,000      $  1,906,250
-----------------------------------------------------------------------
                                                           $  1,906,250
-----------------------------------------------------------------------
Publishing -- 5.0%
-----------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                   75,000      $  4,050,000
New York Times Co. (The), Class A             100,000         3,950,000
-----------------------------------------------------------------------
                                                           $  8,000,000
-----------------------------------------------------------------------
REITS -- 1.8%
-----------------------------------------------------------------------
Duke-Weeks Realty Corp.                       125,000      $  2,796,875
-----------------------------------------------------------------------
                                                           $  2,796,875
-----------------------------------------------------------------------
Retail - Food and Drug -- 3.0%
-----------------------------------------------------------------------
CVS Corp.                                      55,000      $  2,200,000
Safeway, Inc.(1)                               55,000         2,481,875
-----------------------------------------------------------------------
                                                           $  4,681,875
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.2%
-----------------------------------------------------------------------
Gap, Inc. (The)                                25,000      $    781,250
Haverty Furniture Cos., Inc.                  100,000           850,000
TJX Companies, Inc. (The)                     185,000         3,468,750
-----------------------------------------------------------------------
                                                           $  5,100,000
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 1.6%
-----------------------------------------------------------------------
Bemis Co., Inc.                                75,000      $  2,521,875
-----------------------------------------------------------------------
                                                           $  2,521,875
-----------------------------------------------------------------------
Telephone Utilities -- 3.2%
-----------------------------------------------------------------------
BellSouth Corp.                                80,000      $  3,410,000
SBC Communications, Inc.                       40,000         1,730,000
-----------------------------------------------------------------------
                                                           $  5,140,000
-----------------------------------------------------------------------
Transportation -- 1.9%
-----------------------------------------------------------------------
CNF Transportation, Inc.                      100,000      $  2,275,000

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Transportation (continued)
-----------------------------------------------------------------------
Union Pacific Corp.                            21,000      $    780,938
-----------------------------------------------------------------------
                                                           $  3,055,938
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $141,339,764)                          $155,253,313
-----------------------------------------------------------------------

CORPORATE BONDS -- 0.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01(2)           $     50      $     46,900
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $50,000)                              $     46,900
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Associates Corp. of North America,
6.89%, 7/3/00                                $  5,365      $  5,362,946
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $5,362,946)                         $  5,362,946
-----------------------------------------------------------------------
Total Investments -- 101.1%
   (identified cost $146,752,710)                          $160,663,159
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.1)%                   $ (1,764,245)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $158,898,914
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $146,752,710)                          $160,663,159
Cash                                             3,601
Interest and dividends receivable              207,166
------------------------------------------------------
TOTAL ASSETS                              $160,873,926
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,952,635
Payable to affiliate for Trustees' fees          3,742
Accrued expenses                                18,635
------------------------------------------------------
TOTAL LIABILITIES                         $  1,975,012
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $158,898,914
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $144,988,465
Net unrealized appreciation (computed on
   the basis of identified cost)            13,910,449
------------------------------------------------------
TOTAL                                     $158,898,914
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $1,800)  $  1,554,172
Interest                                       118,660
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,672,832
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    506,191
Trustees fees and expenses                       7,055
Custodian fee                                   62,834
Legal and accounting services                   16,913
Miscellaneous                                    1,437
------------------------------------------------------
TOTAL EXPENSES                            $    594,430
------------------------------------------------------

NET INVESTMENT INCOME                     $  1,078,402
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 10,400,465
------------------------------------------------------
NET REALIZED GAIN                         $ 10,400,465
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,409,131)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(15,409,131)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (5,008,666)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (3,930,264)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          JUNE 30, 2000     YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      1,078,402  $       1,771,211
   Net realized gain                            10,400,465         30,011,809
   Net change in unrealized appreciation
      (depreciation)                           (15,409,131)       (25,613,190)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (3,930,264) $       6,169,830
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     10,463,267  $      27,839,161
   Withdrawals                                 (24,681,535)       (28,078,305)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $    (14,218,268) $        (239,144)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (18,148,532) $       5,930,686
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    177,047,446  $     171,116,760
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    158,898,914  $     177,047,446
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios/Supplementary Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.74%(1)       0.71%       0.72%       0.73%       0.73%        0.75%
   Net investment income                  1.34%(1)       0.99%       0.95%       1.37%       1.96%        2.30%
   Portfolio Turnover                       91%           126%         95%         93%        114%         108%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $158,899        $177,047    $171,117    $143,348    $122,963    $107,717
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve growth of principal and income by investing primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2000, $547 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1%, representing 0.625% (annualized) of average daily net assets. For the six months ended June 30, 2000, the fee amounted to $506,191. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $145,502,821 and $161,401,409, respectively, for the six months ended June 30, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $146,752,710
    ------------------------------------------------------
    Gross unrealized appreciation             $ 21,659,194
    Gross unrealized depreciation               (7,748,745)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 13,910,449
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE GROWTH & INCOME FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GROWTH & INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GROWTH & INCOME PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE GROWTH & INCOME FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, Inc.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


EATON VANCE GROWTH & INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

173-8/00                                                                 GNCSRC